Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (459,822)	$ (376,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	62,000	63,000
Depreciation expense	6,107	0
Amortization of debt discount	25,703	10,826
(Gain) loss on change in fair value of derivative liabilities	0	2,758
Changes in operating assets and liabilities:
Joint interest billing receivable	(750)	(0)
Prepaid expenses and other current assets	(12,531)	(1,250)
Accounts payable	331,559	(18,788)
Accounts payable-related party	25,885	(1,336)
Interest payable	23,596	14,660
Net cash used in operating activities	3,247	(306,268)
Cash flows from investing activities:
Acquisition of oil and gas property	82,140	507,814
Net cash used in investing activities	(82,140)	(507,814)
Cash flows from financing activities:
Proceeds from advances, related parties	0	110,235
Proceeds from senior secured convertible notes payable, related party	0	499,996
Proceeds from unexecuted subscription agreements	0	1,281,600
Net cash provided by financing activities	0	1,891,831
Net change in cash and cash equivalents	(78,893)	1,077,749
Cash and cash equivalents, at beginning of period	95,362	217
Cash and cash equivalents, at end of period	16,469	1,077,966
Cash and cash equivalents, at end of period	16,469	1,077,966
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Debt discount on senior secured convertible notes payable – related party and convertible credit line payable – related party	0	208,476
Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Supplemental disclosure of non-cash investing and financing activities:
Advances and other liabilities converted to senior secured convertible notes payable, related party	$ 0	$ 819,963